Advance to Game Developers, Net - Schedule of Provision for Valuation Allowance Movement (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Schedule of Provision for Valuation Allowance Movement [Abstract]
Beginning balance	$ (7,967,665)	$ (7,411,099)
Additions	(3,157,669)	(523,723)
Reversals	10,258	122,272
Write-off	3,375,786
Foreign currency translation adjustments	(376,178)	(155,115)
Ending balance	$ (8,115,468)	$ (7,967,665)